Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1
Currency Risk Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage Of Change In Foreign Currency	(5.80%)	(7.70%)
Spot price of 1 Euro at the reporting date	1.066	1.132
Currency Risk Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage Of Change In Foreign Currency	6.60%	(10.80%)
Spot price of 1 Euro at the reporting date	3.753	3.52